OPERATING SEGMENTS - Schedule of Non-Current Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Non-current assets	$ 34,143	$ 34,386
Canada
Disclosure of operating segments [line items]
Non-current assets	27,874	27,701
United States
Disclosure of operating segments [line items]
Non-current assets	$ 6,269	$ 6,685